MARTA A. COLLINS
                                                  Counsel
                                                  Travelers Life & Annuity, 18CP
                                                  Telephone: (860) 308-6980
                                                  Fax: (860) 308-3923






September 26, 2003

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549
Attention:  IM Filing Desk

RE:      Rule 497(j) Filings

Dear Members of the Staff:

I hereby certify that the following document is being filed pursuant to Rule 497(j) of the Securities Act of 1933 because the prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section would not have differed from that contained in each registrant's most recent post-effective amendment. In addition, I certify that the text of the registrants' most recent post-effective amendments was filed electronically via EDGAR.

Filed on Form N-4 under type 485BPOS

o The Travelers Separate Account Thirteen for Variable Annuities prospectus and SAI (Pioneer Annuistar Value)

o The Travelers Separate Account Fourteen for Variable Annuities prospectus and SAI (Pioneer Annuistar Value)

If you have any questions regarding this certification, please contact the undersigned at (860) 308-6980

Sincerely,

/s/ Marta Collins